Borrowings - Schedule of Long-Term Bank Loans (Parentheticals) (Details) - Long-Term Bank Loans [Member]	12 Months Ended
	Dec. 31, 2025
Alliance Islamic Bank Berhad [Member]
Schedule of Long-Term Bank Loans [Line Items]
Annual Interest Rate,Current BFR	5.42%	[1]
Annual Interest Rate,Min rate	3.20%	[1]
Annual Interest Rate,Ceiling rate	15.00%	[1]
Malayan Banking Berhad [Member]
Schedule of Long-Term Bank Loans [Line Items]
Annual Interest Rate,BLR	2.50%	[2]
Minimum [Member] | Malayan Banking Berhad [Member]
Schedule of Long-Term Bank Loans [Line Items]
Annual Interest Rate,Fixed rate years:	1 year	[2]
Maximum [Member] | Malayan Banking Berhad [Member]
Schedule of Long-Term Bank Loans [Line Items]
Annual Interest Rate,Fixed rate years:	5 years	[2]

[1]	BFR is base financing rate, which is presently 6.42% per annum.
[2]	BLR is the rate from time to time stipulated by the Bank as its Base Lending Rate. Currently, the BLR is 6.40% per annum.